Operating segment and geographic data	12 Months Ended
Dec. 31, 2019
Operating segment and geographic data
Operating segment and geographic data

Note 23—Operating segment and geographic data

The Chief Operating Decision Maker (CODM) is the Chief Executive Officer. The CODM allocates resources to and assesses the performance of each operating segment using the information outlined below. The Company is organized into operating segments based on products and services and these operating segments consist of Electrification, Industrial Automation, Motion, and Robotics & Discrete Automation. The remaining operations of the Company are included in Corporate and Other.

Effective April 1, 2019, the Company announced a reorganization of its operating segments into four customer-focused, entrepreneurial businesses. The Electrification Products segment was renamed the Electrification segment. The Industrial Automation segment remains unchanged except that it now excludes the Machine and Factory Automation business line, which has been transferred, along with the Robotics business line from the former Robotics and Motion segment, to the new Robotics & Discrete Automation segment. The new Motion segment contains the remaining business lines of the former Robotics and Motion segment.

The segment information for 2018 and 2017, and at December 31, 2018 and 2017, has been recast to reflect these changes. In addition, the segment level information for restructuring and related expenses included in Note 22 has been recast to reflect these changes.

A description of the types of products and services provided by each reportable segment is as follows:

• Electrification: manufactures and sells products and solutions which are designed to provide smarter and safer electrical flow from the substation to the socket. The portfolio of increasingly digital and connected solutions includes electric vehicle charging infrastructure, solar power solutions, modular substation packages, distribution automation products, switchboard and panelboards, switchgear, UPS solutions, circuit breakers, measuring and sensing devices, control products, wiring accessories, enclosures and cabling systems and intelligent home and building solutions, designed to integrate and automate lighting, heating, ventilation, security and data communication networks.

• Industrial Automation: develops and sells integrated automation and electrification systems and solutions, such as process and discrete control solutions, advanced process control software and manufacturing execution systems, sensing, measurement and analytical instrumentation and solutions, electric ship propulsion systems, as well as large turbochargers. In addition, the business offers a comprehensive range of services ranging from repair to advanced services such as remote monitoring, preventive maintenance and cybersecurity services.

• Motion: manufactures and sells motors, generators, drives, wind converters, mechanical power transmissions, complete electrical powertrain systems and related services and digital solutions for a wide range of applications in industry, transportation, infrastructure, and utilities.

• Robotics & Discrete Automation: develops and sells robotics and machinery automation solutions, including robots, controllers, software, function packages, cells, programmable logic controllers (PLC), industrial PCs (IPC), servo motion, engineered manufacturing solutions, turn-key solutions and collaborative robot solutions for a wide range of applications. In addition, the business offers a comprehensive range of digital solutions as well as field and after sales service.

• Corporate and Other: includes headquarters, central research and development, the Company’s real estate activities, Corporate Treasury Operations, historical operating activities of certain divested businesses and other non-core operating activities.

The primary measure of profitability on which the operating segments are evaluated is Operational EBITA, which represents income from operations excluding:

• amortization expense on intangibles arising upon acquisitions (acquisition-related amortization),

• restructuring, related and implementation costs,

• changes in the amount recorded for obligations related to divested businesses occurring after the divestment date (changes in obligations related to divested businesses),

• changes in estimates relating to opening balance sheets of acquired businesses (changes in pre-acquisition estimates),

• gains and losses from sale of businesses (including fair value adjustment on assets and liabilities held for sale),

• acquisition- and divestment-related expenses and integration costs,

• certain other non-operational items, as well as

• foreign exchange/commodity timing differences in income from operations consisting of: (a) unrealized gains and losses on derivatives (foreign exchange, commodities, embedded derivatives), (b) realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized, and (c) unrealized foreign exchange movements on receivables/payables (and related assets/liabilities).

Certain other non-operational items generally includes: certain regulatory, compliance and legal costs, certain asset write downs/impairments as well as other items which are determined by management on a case‑by‑case basis.

The CODM primarily reviews the results of each segment on a basis that is before the elimination of profits made on inventory sales between segments. Segment results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company’s consolidated Operational EBITA. Intersegment sales and transfers are accounted for as if the sales and transfers were to third parties, at current market prices.

The following tables present disaggregated segment revenues from contracts with customers for 2019, 2018 and 2017.
	2019
($ in millions)	Electrification	Industrial Automation	Motion	Robotics & Discrete Automation	Corporate and Other	Total
Geographical markets
Europe	4,039	2,416	1,879	1,634	36	10,004
The Americas	4,568	1,582	2,315	453	1	8,919
Asia, Middle East and Africa	3,665	2,153	1,827	1,157	40	8,842
	12,272	6,151	6,021	3,244	77	27,765
End Customer Markets
Utilities	2,355	1,057	696	—	18	4,126
Industry	4,798	3,606	3,890	3,165	35	15,494
Transport and infrastructure	5,119	1,488	1,435	79	24	8,145
	12,272	6,151	6,021	3,244	77	27,765
Product type
Products	10,315	1,439	5,152	1,785	65	18,756
Systems	958	1,648	—	968	12	3,586
Services and software	999	3,064	869	491	—	5,423
	12,272	6,151	6,021	3,244	77	27,765

Third-party revenues	12,272	6,151	6,021	3,244	77	27,765
Intersegment revenues(1)	456	122	512	70	(947)	213
Total Revenues	12,728	6,273	6,533	3,314	(870)	27,978
	2018
($ in millions)	Electrification	Industrial Automation	Motion	Robotics & Discrete Automation	Corporate and Other	Total
Geographical markets
Europe	3,881	2,475	1,862	1,737	58	10,013
The Americas	3,650	1,467	2,389	476	21	8,003
Asia, Middle East and Africa	3,680	2,449	1,699	1,339	236	9,403
	11,211	6,391	5,950	3,552	315	27,419
End Customer Markets
Utilities	2,452	1,174	746	—	176	4,548
Industry	4,395	3,573	3,877	3,510	98	15,453
Transport and infrastructure	4,364	1,644	1,327	42	41	7,418
	11,211	6,391	5,950	3,552	315	27,419
Product type
Products	9,679	1,528	5,111	2,019	118	18,455
Systems	617	1,853	—	1,001	197	3,668
Services and software	915	3,010	839	532	—	5,296
	11,211	6,391	5,950	3,552	315	27,419

Third-party revenues	11,211	6,391	5,950	3,552	315	27,419
Intersegment revenues(1)	475	109	513	59	(913)	243
Total Revenues	11,686	6,500	6,463	3,611	(598)	27,662
	2017
($ in millions)	Electrification	Industrial Automation	Motion	Robotics & Discrete Automation	Corporate and Other	Total
Geographical markets
Europe	3,514	2,470	1,657	1,259	132	9,032
The Americas	2,613	1,349	2,219	534	116	6,831
Asia, Middle East and Africa	3,464	2,515	1,473	1,125	493	9,070
	9,591	6,334	5,349	2,918	741	24,933
End Customer Markets
Utilities	2,597	1,273	628	—	575	5,073
Industry	4,022	3,398	3,488	2,891	155	13,954
Transport and infrastructure	2,972	1,663	1,233	27	11	5,906
	9,591	6,334	5,349	2,918	741	24,933
Product type
Products	8,322	1,406	4,595	1,489	169	15,981
Systems	614	2,089	—	926	565	4,194
Services and software	655	2,839	754	503	7	4,758
	9,591	6,334	5,349	2,918	741	24,933

Third-party revenues	9,591	6,334	5,349	2,918	741	24,933
Intersegment revenues(1)	503	138	528	39	(945)	263
Total Revenues	10,094	6,472	5,877	2,957	(204)	25,196

(1) Intersegment revenues include sales to the Power Grids business which is presented as discontinued operations and are not eliminated from Total revenues (see Note 3).

Revenues by geography reflect the location of the customer. Approximately 24 percent, 22 percent and 20 percent of the Company’s total revenues in 2019, 2018 and 2017, respectively, came from customers in the United States. In each of 2019, 2018 and 2017 approximately 15 percent of the Company’s total revenues were generated from customers in China. In each of 2019, 2018 and 2017 more than 98 percent of the Company’s total revenues were generated from customers outside Switzerland.The following tables present Operational EBITA, the reconciliations of consolidated Operational EBITA to Income from continuing operations before taxes, as well as Depreciation and amortization, and Capital expenditure for 2019, 2018 and 2017, as well as Total assets at December 31, 2019, 2018 and 2017.
($ in millions)	2019	2018	2017
Operational EBITA:
Electrification	1,688	1,626	1,510
Industrial Automation	732	914	902
Motion	1,082	1,023	838
Robotics & Discrete Automation	393	528	473
Corporate and Other:
— Non-core and divested businesses	(145)	(291)	(163)
— Stranded corporate costs	(225)	(297)	(286)
— Corporate costs and Other intersegment elimination	(418)	(498)	(457)
Total	3,107	3,005	2,817
Acquisition-related amortization	(265)	(273)	(229)
Restructuring, related and implementation costs(1)	(300)	(172)	(300)
Changes in obligations related to divested businesses	(36)	(106)	(94)
Changes in pre-acquisition estimates	(22)	(8)	(8)
Gains and losses from sale of businesses	55	57	252
Fair value adjustment on assets and liabilities held for sale	(421)	—	—
Acquisition- and divestment-related expenses and integration costs	(121)	(204)	(81)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives (foreign exchange,
commodities, embedded derivatives)	20	(1)	56
Realized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	8	(23)	8
Unrealized foreign exchange movements on receivables/payables (and
related assets/liabilities)	(7)	(9)	(30)
Certain other non-operational items:
Costs for planned divestment of Power Grids	(141)	—	—
Regulatory, compliance and legal costs	(7)	(34)	(102)
Business transformation costs	(19)	(17)	—
Executive Committee transition costs	(14)	—	—
Favorable resolution of an uncertain purchase price adjustment	92	—	—
Gain on sale of investments	15	—	—
Gain on liquidation of a foreign subsidiary	—	31	—
Asset write downs/impairments	(4)	(25)	(40)
Other non-operational items	(2)	5	(19)
Income from operations	1,938	2,226	2,230
Interest and dividend income	67	72	73
Interest and other finance expense	(215)	(262)	(234)
Non-operational pension (cost) credit	72	83	33
Income from continuing operations before taxes	1,862	2,119	2,102
(1)Amounts in 2019 include $97 million of implementation costs in relation to the OS Program.
	Depreciation and						Total assets(1), (2)
	amortization			Capital expenditures(1)			at December 31,
($ in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Electrification	414	355	315	279	244	218	11,671	12,052	8,881
Industrial Automation	55	57	61	64	58	54	4,559	4,287	4,478
Motion	169	184	193	110	93	89	6,149	6,016	6,051
Robotics & Discrete
Automation	124	127	73	59	74	44	4,661	4,760	4,848
Corporate and Other	199	193	194	250	303	347	19,068	17,326	19,200
Consolidated	961	916	836	762	772	752	46,108	44,441	43,458

(1) Capital expenditures and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

(2) At December 31, 2019, 2018 and 2017, Corporate and Other includes $9,840 million, $8,591 million and $8,603 million, respectively, of assets in the Power Grids business which is reported as discontinued operations (see Note 3).

Other geographic information

Geographic information for long-lived assets was as follows:

	Long-lived assets at
	December 31,
($ in millions)	2019	2018
Europe	2,565	2,110
The Americas	1,469	1,168
Asia, Middle East and Africa	932	855
Total	4,966	4,133
Long‑lived assets represent “Property, plant and equipment, net” and, with effect from 2019 as a result of adopting the new leasing standard (see Note 2), “Operating lease right-of-use assets” and are shown by location of the assets. At December 31, 2019, approximately 23 percent, 10 percent and 10 percent of the Company’s long‑lived assets were located in the U.S., China, and Switzerland, respectively. At December 31, 2018, approximately 22 percent, 11 percent and 11 percent of the Company’s long‑lived assets were located in the U.S., China and Switzerland, respectively.